Shareholder Report	6 Months Ended
Jul. 31, 2024 USD ($) Holdings
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Tidal Trust II
Entity Central Index Key	0001924868
Entity Investment Company Type	N-1A
Document Period End Date	Jul. 31, 2024
iREIT(R) - MarketVector Quality REIT Index ETF
Shareholder Report [Line Items]
Fund Name	iREIT® - MarketVector Quality REIT Index ETF
Class Name	iREIT® - MarketVector Quality REIT Index ETF
Trading Symbol	IRET
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the iREIT® - MarketVector Quality REIT Index ETF (the "Fund") for the period March 5, 2024 to July 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://iretetf.com/. You can also request this information by contacting us at (833) 216-0499 or by writing to the iREIT® - MarketVector Quality REIT Index ETF, c/o U.S. Bank Global Fund Services, P.O. Box 701, Milwaukee, Wisconsin 53201-0701.
Additional Information Phone Number	(833) 216-0499
Additional Information Website	https://iretetf.com/
Expenses [Text Block]

What were the Fund costs for the past six months?
(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iREIT® - MarketVector Quality REIT Index ETF	$25	0.60%

The Fund commenced operations on March 5, 2024. Expenses for a full reporting period would be higher than the figures shown.

Expenses Paid, Amount	$ 25
Expense Ratio, Percent	0.60%
Net Assets	$ 3,754,000
Holdings Count | Holdings	35
Investment Company, Portfolio Turnover	61.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of July 31, 2024)

Fund Size (Thousands)	$3,754
Number of Holdings	35
Portfolio Turnover	61%

Holdings [Text Block]	Security Type (% of net assets) Percentages are based on total net assets. Cash & Cash Equivalents represents cash and other assets in excess of liabilities.
Largest Holdings [Text Block]

What did the Fund invest in?

(as of July 31, 2024)

Top Ten Holdings	(% of net assets)
Cousins Properties, Inc.	3.7
Alexander & Baldwin, Inc.	3.7
Terreno Realty Corp.	3.6
Innovative Industrial Properties, Inc.	3.6
Gaming and Leisure Properties, Inc.	3.5
Agree Realty Corp.	3.5
Broadstone Net Lease, Inc.	3.5
Prologis, Inc.	3.4
EastGroup Properties, Inc.	3.4
Regency Centers Corp.	3.4

Material Fund Change [Text Block]	How has the Fund changed? There were no material changes during the reporting period.
Accountant Change Statement [Text Block]	Changes in and Disagreements with Accountants There were no changes in or disagreements with accountants.